FINANCIAL STATEMENT SCHEDULE I - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Assets
Cash and cash equivalents	¥ 16,317	$ 2,532	¥ 22,879	¥ 159,799
Total assets	377,630	58,606	850,730
Liabilities
Short-term borrowings	558,705	86,710	762,136
Accrued expenses and other current liabilities	1,024,882	159,059	443,418
Total liabilities	2,862,536	444,259	2,845,180
Shareholders' deficit:
Ordinary shares	110	17	92
Treasury stock	(5)	(1)	(298,110)
Additional paid-in capital	1,845,295	286,385	2,085,099
Accumulated deficits	(4,378,690)	(679,562)	(3,809,516)
Accumulated other comprehensive(loss) income	38,784	6,018	18,357
Total Q&K International Group Limited shareholders’ deficit	(2,494,506)	(387,143)	(2,004,078)
Total liabilities and shareholders’ deficit	377,630	58,606	850,730
Parent Company
Assets
Cash and cash equivalents	1,355	209	6,015
Amounts due from subsidiaries and consolidated VIEs	1,465,312	227,413	1,385,814
Total assets	1,466,667	227,622	1,391,829
Liabilities
Short-term borrowings	210,776	32,712	221,328
Accrued expenses and other current liabilities			13,126
Contingent liabilities for payable for asset acquisition	164,254	25,492
Convertible notes	313,870	48,712	206,251
Deficit of investments in subsidiaries and consolidated VIEs	3,272,273	507,849	2,955,202
Total liabilities	3,961,173	614,765	3,395,907
Shareholders' deficit:
Ordinary shares	110	17	92
Treasury stock	(5)	(1)	(298,110)
Additional paid-in capital	1,845,295	286,385	2,085,099
Accumulated deficits	(4,378,690)	(679,562)	(3,809,516)
Accumulated other comprehensive(loss) income	38,784	6,018	18,357
Total Q&K International Group Limited shareholders’ deficit	(2,494,506)	(387,143)	(2,004,078)
Total liabilities and shareholders’ deficit	¥ 1,466,667	$ 227,622	¥ 1,391,829